Summary of Significant Accounting Policies - Narrative (Details)				1 Months Ended		2 Months Ended	6 Months Ended			12 Months Ended
	Jan. 30, 2026 HKD ($)	Dec. 26, 2025 contract	May 30, 2025 vote	Mar. 27, 2026 contract bitcoin	Feb. 22, 2026 HKD ($) contract	Dec. 31, 2025 HKD ($) bitcoin contract shares	Jun. 30, 2026 HKD ($) bitcoin contract segment shares	Jun. 30, 2026 USD ($) contract segment	Jun. 30, 2025 HKD ($)	Dec. 31, 2025 HKD ($) bitcoin shares	Jun. 30, 2026 USD ($) bitcoin shares	Jan. 01, 2026 shares	Nov. 21, 2025 shares	May 30, 2025 votes_
Product Information [Line Items]
Foreign currency exchange rate (HK$ to USD)							7.8420				7.8420
Cash equivalents, amount protected							$ 800,000
Accounts receivable, allowance for credit loss, current						$ 945,379	$ 14,881			$ 945,379	$ 1,897
Threshold period past due, trade accounts receivable, writeoff							365 days	365 days
Accounts receivable, write off							$ 928,500	$ 118,401	$ 0	0
Impairment of intangible assets							0			14,242,561
Impairment of long-lived assets							0		0
Digital assets – restricted						140,283,000	0			140,283,000	0
Change in fair value of derivative liabilities							2,158,422	$ 275,239	0
Capitalized contract cost, impairment loss							0		$ 0
Operating lease liabilities- related party, non-current						$ 0	0			$ 0	$ 0
Dilutive securities							$ 162,192
Number of reportable segments | segment							1	1
Number of operating segments | segment							1	1
Customer One | Revenue Benchmark | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage							16.50%	16.50%	11.20%
Customer One | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage							74.40%	74.40%		29.90%
Customer Two | Revenue Benchmark | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage							12.30%	12.30%
Customer Two | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage							24.00%	24.00%		28.90%
Customer Three | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage										10.30%
Customer Four | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage										10.30%
Vendor One | Accounts Payable | Supplier Concentration Risk
Product Information [Line Items]
Concentration risk, percentage							78.40%	78.40%
Private Investment in Public Equity ("PIPE")
Product Information [Line Items]
Class of warrant or right, outstanding (in shares) | shares						1,480,000	1,480,000			1,480,000	1,480,000
Pre-Funded Warrants | Private Placement Offering | Private Investment in Public Equity ("PIPE")
Product Information [Line Items]
Class of warrant or right, outstanding (in shares) | shares												1,480,000	1,480,000
Conversion of Class B into Class A
Product Information [Line Items]
Conversion of stock, ratio			1				1	1
Class A
Product Information [Line Items]
Number of votes per share			1											1
Class B
Product Information [Line Items]
Number of votes per share			20											20
Call Option
Product Information [Line Items]
Derivative, fair value, net						$ 6,637,020				$ 6,637,020
Change in fair value of derivative liabilities	$ 3,841,500
Put Option
Product Information [Line Items]
Change in fair value of derivative liabilities					$ 4,297,800
Bitcoin Cash
Product Information [Line Items]
Digital assets – restricted						$ 140,283,000	$ 0			$ 140,283,000	$ 0
Units | bitcoin				20,000		60,000	50,000			60,000	50,000
Put Option
Product Information [Line Items]
Number of commodities entered into | contract		3		2	3	3	5	5
Call Option
Product Information [Line Items]
Number of commodities entered into | contract						3
Internally developed software
Product Information [Line Items]
Finite-lived intangible asset, useful life							3 years				3 years